Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

	Initial			CAD
Outstanding Covered Bonds Series	Principal Amount		Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR	1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD	1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR	1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR	1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP	250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP	300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD	600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD	1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR	1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP	400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR	188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP	400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR	1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR	750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD	2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program				$20,643,246,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)				$6,405,575,000

Total Outstanding				$27,048,821,600

OSFI Covered Bond Limit				$36,920,540,627

Series Ratings	Moody's		Fitch	DBRS
CBL1	Aaa		AAA	AAA
CBL2	Aaa		AAA	AAA
CBL3	Aaa		AAA	AAA
CBL4	Aaa		AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa		AAA	AAA
CBL6	Aaa		AAA	AAA
CBL7	Aaa		AAA	AAA
CBL8	Aaa		AAA	AAA
CBL9	Aaa		AAA	AAA
CBL10	Aaa		AAA	AAA
CBL11	Aaa		AAA	AAA
CBL12	Aaa		AAA	AAA
CBL13	Aaa		AAA	AAA
CBL14	Aaa		AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

2

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$20,643,246,600

A = Lesser of (i) LTV Adjusted Loan Balance and			22,079,144,235		A (i)	23,741,015,306
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	22,079,144,235
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			407,161,383
Total: A + B + C + D + E - F			21,671,982,851

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			21,042,074,132

A = lesser of (i) Present Value of outstanding loan balance of			23,845,156,335		A (i)	23,845,156,335
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	44,172,479,483
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			23,845,156,335

Intercompany Loan Balance

Guarantee Loan			22,209,353,994
Demand Loan			1,973,097,334
Total			24,182,451,328

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
April 28, 2016	N/A		N/A

Portfolio Flow of Funds

	28-Apr-16		31-Mar-16
Cash Inflows
Principal Receipts	362,339,195.74		322,281,566.22
Sale of Loans	72,728,143.38		35,174,192.80
Revenue Receipts	53,962,717.61		51,535,494.77
Swap Receipts	-		-
Intercompany Loan Receipts	1,159,425,755.47		2,708,760,267.95
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(45,700,857.20)	(6)	(41,995,165.84)	(7)
Purchase of Loans	(1,393,895,289.42)		(2,726,758,578.89)
Intercompany Loan Repayment	(200,597,805.17)	(6)	(339,457,448.08)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(1,083.11)		(65.36)
Net Inflows/(Outflows)	8,260,777.30		(18,456,801.75)

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6924%.
(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure are done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report was immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(6) This amount is to be paid out on May 17th, 2016.
(7) This amount was paid out on April 18th, 2016.
(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

3

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$22,773,059,859
Current Month Ending Balance	$23,723,297,078
Number of Mortgage Loans in Pool	138,761
Average Loan Size	$170,965
Number of Primary Borrowers	120,973
Number of Properties	123,744

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.31%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.39%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.05%
Weighted Average Seasoning of Loans in the Portfolio	28.78	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.89%
Weighted Average Original Term of Loans in the Portfolio	48.92	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	20.14	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	49.18	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	138,566	99.86%	23,682,028,912	99.83%
30 to 59 Days Past Due	139	0.10%	27,972,151	0.12%
60 to 89 Days Past Due	56	0.04%	13,296,015	0.06%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	16,472	11.87%	3,461,759,122	14.59%
British Columbia	17,059	12.29%	3,880,948,748	16.36%
Manitoba	3,523	2.54%	457,634,627	1.93%
New Brunswick	3,911	2.82%	375,514,527	1.58%
Newfoundland	4,391	3.16%	562,391,617	2.37%
Northwest Territories	45	0.03%	8,603,913	0.04%
Nova Scotia	5,735	4.13%	653,667,815	2.76%
Nunavut	-	0.00%	-	0.00%
Ontario	66,781	48.13%	11,449,431,501	48.26%
Prince Edward Island	851	0.61%	82,294,137	0.35%
Quebec	15,251	10.99%	1,970,377,972	8.31%
Saskatchewan	4,423	3.19%	758,307,214	3.20%
Yukon	319	0.23%	62,365,885	0.26%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,071	2.21%	576,161,909	2.43%
599 or less	2,887	2.08%	506,561,011	2.14%
600 - 650	4,577	3.30%	859,773,102	3.62%
651 - 700	10,034	7.23%	1,885,896,168	7.95%
701 - 750	18,997	13.69%	3,519,754,690	14.84%
751 - 800	24,786	17.86%	4,450,880,640	18.76%
801 and Above	74,409	53.62%	11,924,269,557	50.26%
Total	138,761	100.00%	23,723,297,078	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

4

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	121,011	87.21%	20,684,284,975	87.19%
Variable	17,750	12.79%	3,039,012,103	12.81%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	108,100	77.90%	16,466,822,146	69.41%
Non-STEP	30,661	22.10%	7,256,474,932	30.59%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,757	1.99%	479,982,268	2.02%
Owner Occupied	136,004	98.01%	23,243,314,810	97.98%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	40,157	28.94%	6,375,991,226	26.88%
2.5000 - 2.9999	48,677	35.08%	8,262,457,404	34.83%
3.0000 - 3.4999	31,822	22.93%	6,457,254,415	27.22%
3.5000 - 3.9999	13,941	10.05%	2,075,165,427	8.75%
4.0000 - 4.4999	3,067	2.21%	419,805,483	1.77%
4.5000 - 4.9999	692	0.50%	88,207,320	0.37%
5.0000 - 5.4999	268	0.19%	27,951,066	0.12%
5.5000 and Above	137	0.10%	16,464,737	0.07%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,078	13.03%	1,071,800,239	4.52%
20.01-25.00	6,872	4.95%	709,544,310	2.99%
25.01-30.00	7,121	5.13%	884,545,870	3.73%
30.01-35.00	7,852	5.66%	1,140,505,548	4.81%
35.01-40.00	8,762	6.31%	1,421,152,942	5.99%
40.01-45.00	9,928	7.15%	1,786,610,690	7.53%
45.01-50.00	11,722	8.45%	2,312,751,482	9.75%
50.01-55.00	13,336	9.61%	2,769,495,322	11.67%
55.01-60.00	14,945	10.77%	3,159,964,188	13.32%
60.01-65.00	13,887	10.01%	2,908,375,439	12.26%
65.01-70.00	10,813	7.79%	2,250,169,033	9.49%
70.01-75.00	8,569	6.18%	1,803,176,473	7.60%
75.01-80.00	6,233	4.49%	1,369,072,005	5.77%
80.01 and Above	643	0.46%	136,133,536	0.57%
Total	138,761	100.00%	23,723,297,078	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

5

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	38,595	27.81%	6,108,258,688	25.75%
12.00 - 23.99	68,013	49.01%	11,494,249,492	48.45%
24.00 - 35.99	12,660	9.12%	2,679,255,787	11.29%
36.00 - 41.99	3,361	2.42%	665,887,547	2.81%
42.00 - 47.99	4,822	3.48%	773,498,856	3.26%
48.00 - 53.99	5,640	4.06%	1,031,812,277	4.35%
54.00 - 59.99	4,182	3.01%	716,678,077	3.02%
60.00 - 65.99	720	0.52%	119,224,900	0.50%
66.00 - 71.99	34	0.02%	6,637,035	0.03%
72.00 and Above	734	0.53%	127,794,419	0.54%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	50,563	36.44%	2,837,687,792	11.96%
100,000 - 149,999	24,591	17.72%	3,059,823,623	12.90%
150,000 - 199,999	20,207	14.56%	3,509,964,148	14.80%
200,000 - 249,999	14,676	10.58%	3,282,983,818	13.84%
250,000 - 299,999	9,971	7.19%	2,723,111,182	11.48%
300,000 - 349,999	6,522	4.70%	2,106,410,215	8.88%
350,000 - 399,999	4,059	2.93%	1,512,801,827	6.38%
400,000 - 449,999	2,513	1.81%	1,063,705,533	4.48%
450,000 - 499,999	1,696	1.22%	802,562,288	3.38%
500,000 - 549,999	1,095	0.79%	572,965,665	2.42%
550,000 - 599,999	709	0.51%	406,648,385	1.71%
600,000 - 649,999	522	0.38%	325,597,878	1.37%
650,000 - 699,999	326	0.23%	219,851,672	0.93%
700,000 - 749,999	251	0.18%	182,113,468	0.77%
750,000 - 799,999	202	0.15%	156,229,861	0.66%
800,000 - 849,999	158	0.11%	129,965,677	0.55%
850,000 - 899,999	103	0.07%	89,924,676	0.38%
900,000 - 949,999	83	0.06%	76,497,624	0.32%
950,000 - 999,999	63	0.05%	61,474,274	0.26%
1,000,000 or Greater	451	0.33%	602,977,470	2.54%
Total	138,761	100.00%	23,723,297,078	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	17,640	12.71%	2,823,347,908	11.90%
Single Family	117,583	84.74%	20,234,598,522	85.29%
Multi Family	3,152	2.27%	610,357,950	2.57%
Other	386	0.28%	54,992,698	0.23%
Total	138,761	100.00%	23,723,297,078	100.00%

6

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

		Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	107,124,641	70,632,256	87,501,588	118,249,914	134,379,694	178,652,407	237,650,988	273,729,691	422,081,931	572,711,672	451,554,099	294,199,268	428,892,765	84,398,209	3,461,759,122	14.59%
Alberta	Current and Less Than 30 Days Past Due	106,922,701	70,632,256	87,501,588	118,249,914	134,198,067	178,393,400	237,650,988	273,729,691	420,768,634	571,369,478	450,203,673	293,952,030	428,892,765	84,254,399	3,456,719,582	99.85%
Alberta	30 to 59 Days Past Due	201,940	-	-	-	181,627	259,007	-	-	463,695	1,059,280	1,184,824	247,239	-	143,811	3,741,422	0.11%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	849,602	282,915	165,602	-	-	-	1,298,119	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	239,234,297	146,651,277	190,084,296	248,376,167	305,676,952	356,228,088	419,449,960	485,330,906	531,067,919	343,308,629	291,959,692	207,801,555	108,747,615	7,031,395	3,880,948,748	16.36%
	Current and Less Than 30 Days Past Due	239,032,115	146,651,277	189,587,339	247,648,346	305,536,855	355,781,089	417,541,843	483,697,545	529,349,343	342,476,586	291,338,141	207,801,555	108,747,615	7,031,395	3,872,221,045	99.78%
	30 to 59 Days Past Due	-	-	-	727,822	140,097	-	1,240,226	1,083,506	1,718,576	520,413	621,551	-	-	-	6,052,191	0.16%
	60 to 89 Days Past Due	202,182	-	496,957	-	-	446,999	667,890	549,854	-	311,630	-	-	-	-	2,675,512	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	10,302,131	7,847,606	11,688,160	12,590,966	19,354,045	24,832,878	27,964,556	38,851,828	51,757,987	75,341,013	67,135,871	71,510,655	36,522,815	1,934,117	457,634,627	1.93%
Manitoba	Current and Less Than 30 Days Past Due	10,302,131	7,847,606	11,688,160	12,590,966	19,160,999	24,832,878	27,964,556	38,851,828	51,757,987	75,341,013	66,789,073	71,066,133	36,522,815	1,934,117	456,650,262	99.78%
Manitoba	30 to 59 Days Past Due	-	-	-	-	193,046	-	-	-	-	-	346,797	444,522	-	-	984,365	0.22%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	9,747,231	7,746,667	9,736,872	12,837,390	15,746,017	20,823,994	25,369,269	38,775,607	60,443,899	79,521,033	41,630,138	35,195,296	17,941,113	-	375,514,527	1.58%
	Current and Less Than 30 Days Past Due	9,747,231	7,746,667	9,736,872	12,837,390	15,746,017	20,823,994	25,298,437	38,562,050	60,443,899	79,256,306	41,630,138	35,195,296	17,941,113	-	374,965,411	99.85%
	30 to 59 Days Past Due	-	-	-	-	-	-	70,832	-	-	155,301	-	-	-	-	226,133	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	213,557	-	109,426	-	-	-	-	322,984	0.09%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,699,306	9,107,887	10,209,943	14,506,738	22,459,198	33,129,734	38,458,425	54,414,657	71,890,528	112,010,137	71,558,628	73,162,173	38,383,578	400,685	562,391,617	2.37%
Newfoundland	Current and Less Than 30 Days Past Due	12,689,871	9,107,887	10,209,943	14,506,738	22,459,198	33,087,776	38,389,036	54,274,286	71,890,528	111,131,550	71,252,518	72,879,101	38,383,578	400,685	560,662,696	99.69%
Newfoundland	30 to 59 Days Past Due	9,435	-	-	-	-	41,958	69,389	140,371	-	564,298	306,110	103,116	-	-	1,234,676	0.22%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	314,290	-	179,956	-	-	494,245	0.09%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	615,918	236,146	603,236	-	517,163	560,006	718,555	-	470,393	2,039,700	1,281,907	1,024,310	536,580	-	8,603,913	0.04%
	Current and Less Than 30 Days Past Due	615,918	236,146	603,236	-	517,163	560,006	718,555	-	470,393	2,039,700	1,281,907	1,024,310	536,580	-	8,603,913	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	22,341,782	13,062,122	18,784,299	22,396,003	32,584,455	38,978,986	55,876,484	65,566,235	90,761,374	124,276,812	68,449,574	67,051,307	32,680,093	858,287	653,667,815	2.76%
Nova Scotia	Current and Less Than 30 Days Past Due	22,325,622	13,062,122	18,784,299	22,396,003	32,584,455	38,841,174	55,876,484	65,296,745	90,761,374	123,816,688	67,690,997	66,910,890	32,680,093	858,287	651,885,234	99.73%
Nova Scotia	30 to 59 Days Past Due	16,161	-	-	-	-	137,812	-	-	-	231,667	-	140,418	-	-	526,057	0.08%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	269,490	-	228,457	758,578	-	-	-	1,256,524	0.19%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	575,871,764	385,462,691	469,235,746	601,978,627	758,392,556	980,066,348	1,309,859,345	1,577,024,233	1,613,196,557	1,164,254,422	845,659,970	689,871,317	460,543,539	18,014,386	11,449,431,501	48.26%
Ontario	Current and Less Than 30 Days Past Due	575,466,522	384,994,029	468,646,791	601,622,759	757,934,942	978,801,773	1,307,711,235	1,573,091,430	1,611,439,107	1,163,060,290	843,521,116	688,235,031	460,543,539	18,014,386	11,433,082,949	99.86%
Ontario	30 to 59 Days Past Due	310,359	405,749	218,336	171,251	413,562	665,396	2,148,110	2,343,640	1,426,835	1,194,132	1,689,290	727,015	-	-	11,713,676	0.10%
Ontario	60 to 89 Days Past Due	94,883	62,914	370,618	184,617	44,052	599,179	-	1,589,163	330,615	-	449,564	909,271	-	-	4,634,876	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,304,123	2,110,366	2,921,077	2,862,912	3,212,614	3,773,710	5,864,623	8,871,108	12,700,375	17,679,888	7,967,876	8,836,127	2,036,609	152,731	82,294,137	0.35%
	Current and Less Than 30 Days Past Due	3,304,123	2,110,366	2,921,077	2,862,912	3,212,614	3,773,710	5,864,623	8,871,108	12,700,375	17,679,888	7,967,876	8,836,127	2,036,609	152,731	82,294,137	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	72,122,520	50,926,313	62,999,781	81,290,473	96,552,442	106,679,479	132,752,047	154,557,082	194,991,555	246,967,793	294,827,489	261,063,661	191,806,643	22,840,693	1,970,377,972	8.31%
Quebec	Current and Less Than 30 Days Past Due	72,072,736	50,926,313	62,898,961	81,290,473	96,552,442	106,612,174	132,548,534	153,686,697	194,843,937	246,037,037	294,827,489	259,663,718	191,108,750	22,840,693	1,965,909,955	99.77%
Quebec	30 to 59 Days Past Due	-	-	100,820	-	-	67,305	203,513	-	-	781,052	-	771,069	291,027	-	2,214,785	0.11%
Quebec	60 to 89 Days Past Due	49,784	-	-	-	-	-	-	870,385	147,618	149,704	-	628,875	406,866	-	2,253,232	0.11%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	16,889,175	14,016,616	20,110,616	22,964,374	28,662,685	39,271,055	53,789,581	65,605,536	100,675,699	158,146,680	102,345,990	86,546,009	48,780,164	503,033	758,307,214	3.20%
Saskatchewan	Current and Less Than 30 Days Past Due	16,889,175	14,016,616	20,110,616	22,964,374	28,662,685	39,088,945	53,754,310	65,581,586	100,536,518	157,268,514	101,965,298	86,546,009	48,780,164	503,033	756,667,843	99.78%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	182,110	35,272	23,950	139,180	517,642	380,693	-	-	-	1,278,847	0.17%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	360,523	-	-	-	-	360,523	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,547,352	1,744,362	670,256	2,451,982	3,615,121	3,614,008	4,997,650	6,768,440	9,925,971	12,117,661	5,797,799	6,914,793	2,200,491	-	62,365,885	0.26%
Yukon	Current and Less Than 30 Days Past Due	1,547,352	1,744,362	670,256	2,451,982	3,615,121	3,614,008	4,997,650	6,768,440	9,925,971	12,117,661	5,797,799	6,914,793	2,200,491	-	62,365,885	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,071,800,239	709,544,310	884,545,870	1,140,505,548	1,421,152,942	1,786,610,690	2,312,751,482	2,769,495,322	3,159,964,188	2,908,375,439	2,250,169,033	1,803,176,473	1,369,072,005	136,133,536	23,723,297,078	100.00%
	Current and Less Than 30 Days Past Due	1,070,915,496	709,075,648	883,359,139	1,139,421,858	1,420,180,557	1,784,210,926	2,308,316,250	2,762,411,406	3,154,888,067	2,901,594,710	2,244,266,024	1,799,024,993	1,368,374,111	135,989,726	23,682,028,912	99.83%
	30 to 59 Days Past Due	537,894	405,749	319,157	899,073	928,332	1,353,587	3,767,341	3,591,467	3,748,286	5,023,784	4,529,265	2,433,378	291,027	143,811	27,972,151	0.12%
	60 to 89 Days Past Due	346,849	62,914	867,575	184,617	44,052	1,046,177	667,890	3,492,449	1,327,834	1,756,946	1,373,744	1,718,101	406,866	-	13,296,015	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

7

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/28/2016
Distribution Date:	5/12/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	24,156,275	15,794,817	23,671,862	31,571,008	43,180,731	47,307,428	54,769,401	73,288,125	76,999,074	69,876,135	59,485,172	38,051,315	16,385,922	1,624,644	576,161,909	2.43%
<=599	6,366,193	5,864,221	11,947,341	12,326,786	16,737,710	33,900,615	44,650,400	68,396,198	89,109,718	88,928,212	68,040,810	43,331,593	16,042,391	918,824	506,561,011	2.14%
600-650	12,695,205	11,023,220	14,393,713	23,140,085	29,885,739	50,440,874	75,057,857	124,552,627	150,353,147	143,358,267	113,843,975	74,873,840	33,652,835	2,501,717	859,773,102	3.62%
651-700	38,659,277	31,679,009	41,078,083	57,292,683	79,183,950	121,222,452	179,883,649	248,205,918	310,670,933	301,198,420	230,184,574	152,349,427	88,629,567	5,658,227	1,885,896,168	7.95%
701-750	89,611,718	70,064,687	105,564,441	133,127,208	165,441,464	232,461,803	318,963,842	389,176,993	505,583,931	462,639,834	379,456,581	342,662,450	296,614,089	28,385,648	3,519,754,690	14.84%
751-800	140,520,476	99,245,989	132,721,307	172,305,152	253,530,885	311,645,805	452,161,527	525,970,512	610,600,499	577,009,705	430,344,811	390,556,441	321,205,360	33,062,172	4,450,880,640	18.76%
>800	759,791,095	475,872,366	555,169,124	710,742,626	833,192,464	989,631,714	1,187,264,806	1,339,904,950	1,416,646,884	1,265,364,866	968,813,110	761,351,407	596,541,840	63,982,304	11,924,269,557	50.26%
Total	1,071,800,239	709,544,310	884,545,870	1,140,505,548	1,421,152,942	1,786,610,690	2,312,751,482	2,769,495,322	3,159,964,188	2,908,375,439	2,250,169,033	1,803,176,473	1,369,072,005	136,133,536	23,723,297,078	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

8